RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of main metrics established by prudential regulation
Calculation basis - Basel Ratio	R$ thousands
	Basel III
	On December 31, 2023	On December 31, 2022
	Prudential Conglomerate
Regulatory capital - values
Common equity	110,689,318	106,500,779
Level I	125,412,066	120,624,009
Reference Equity - RE	149,969,145	144,282,538
Risk-weighted assets (RWA) - amounts
Total RWA	947,737,574	971,611,195
Regulatory capital as a proportion of RWA
Index of Common equity - ICP	11.7%	11.0%
Tier I Capital	13.2%	12.4%
Basel Ratio	15.8%	14.8%
Additional Common Equity (ACP) as a proportion of RWA
Additional Common Equity Conservation - ACPConservation	2.50%	2.50%
Additional Contracyclic Common Equity – ACPContracyclic	-	-
Additional Systemic Importance of Common Equity - Systemic ACPS	1.00%	1.00%
Total ACP (1)	3.50%	3.50%
Excess Margin of Common Equity	3.68%	2.96%
Leverage Ratio (AR)
Total exposure	1,714,042,678	1,639,736,361
AR	7.3%	7.4%
Short Term Liquidity Indicator (LCR)
Total High Quality Liquid Assets (HQLA)	248,691,252	198,600,676
Total net cash outflow	129,797,562	124,038,502
LCR	191.6%	160.1%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)	934,324,784	877,734,697
Stable resources required (RSF)	737,181,037	728,633,715
NSFR	126.7%	120.5%
(1)	Failure to comply with ACP (public civil action) rules would result in restrictions on the payment of dividends and interest on equity, net surplus, share buyback, reduction of capital stock, and variable compensation to its managers.

Schedule of credit risk exposure
	R$ thousands
	On December 31, 2023		On December 31, 2022
	Gross value	Expected credit loss	Gross value	Expected credit loss
Financial assets
Cash and balances with banks (Note 5)	151,053,972	-	122,521,755	-
Financial assets at fair value through profit or loss (Note 6)	387,598,377	-	301,899,028	-
Debt instruments at fair value through other comprehensive income (Note 8) (1)	212,849,606	(136,884)	215,588,278	(301,284)
Loans and advances to financial institutions (Note 10)	205,103,649	(990)	122,516,581	(28,252)
Loans and advances to customers (Note 11)	629,686,699	(50,184,880)	656,866,564	(54,447,957)
Securities at amortized cost (Note 9)	180,352,343	(5,145,266)	214,651,905	(3,040,831)
Other assets (Note 16)	56,958,860	-	65,705,559	-
Other financial instruments with credit risk exposure
Loan Commitments (Note 11 and 24)	299,728,458	(2,274,316)	319,075,802	(2,997,091)
Financial guarantees (Note 11 and 24)	105,816,558	(1,202,614)	97,960,932	(1,768,949)
Total risk exposure	2,229,148,522	(58,944,950)	2,116,786,404	(62,584,364)
(1)	Financial assets measured at fair value through other comprehensive income are not reduced by the allowance for losses.

Schedule of concentration of credit risk in loans and advances
	R$ thousands
	On December 31, 2023	On December 31, 2022
Largest borrower	1.1%	0.9%
10 largest borrowers	5.0%	6.4%
20 largest borrowers	7.7%	9.4%
50 largest borrowers	11.4%	13.5%
100 largest borrowers	14.4%	16.6%

Schedule of the credit risk concentration analysis
	R$ thousands
	On December 31, 2023%		On December 31, 2022%
Public sector	5,756,517	0.9	5,449,228	0.8
Oil, derivatives and aggregate activities	3,983,467	0.6	4,342,100	0.7
Production and distribution of electricity	1,742,150	0.3	1,066,832	0.2
Other industries	30,900	-	40,296	-
Private sector	623,930,182	99.1	651,417,336	99.2
Companies	263,664,833	41.9	293,805,799	44.7
Real estate and construction activities	21,251,317	3.4	24,776,946	3.8
Retail	37,908,281	6.0	46,126,498	7.0
Services	59,998,199	9.5	61,001,335	9.3
Transportation and concession	28,194,418	4.5	27,532,277	4.2
Automotive	6,735,346	1.1	11,151,798	1.7
Food products	11,341,529	1.8	12,562,156	1.9
Wholesale	16,329,368	2.6	24,397,104	3.7
Production and distribution of electricity	6,321,360	1.0	6,527,815	1.0
Siderurgy and metallurgy	9,267,698	1.5	9,381,575	1.4
Sugar and alcohol	9,142,541	1.5	8,110,881	1.2
Other industries	57,174,776	9.1	62,237,414	9.5
Individuals	360,265,349	57.2	357,611,537	54.4
Total portfolio	629,686,699	100.0	656,866,564	100.0
Expected credit loss	(50,184,880)		(54,447,957)
Total of net loans and advances to customers	579,501,819		602,418,607

Schedule of fair value of guarantees of loans and advances to customers
	R$ thousands
	On December 31, 2023		On December 31, 2022
	Book value (1)	Fair Value of Guarantees	Book value (1)	Fair Value of Guarantees
Companies	269,421,350	141,547,243	299,255,027	119,422,414
Stage 1	230,134,580	131,107,974	260,930,040	110,048,239
Stage 2	12,538,317	4,806,138	10,397,088	4,280,315
Stage 3	26,748,453	5,633,131	27,927,899	5,093,860

Individuals	360,265,349	239,695,044	357,611,537	228,720,031
Stage 1	298,686,536	210,647,223	292,656,355	195,708,576
Stage 2	22,711,786	19,838,577	31,531,058	25,873,396
Stage 3	38,867,027	9,209,244	33,424,124	7,138,059
Total	629,686,699	381,242,287	656,866,564	348,142,445
(1)	Of the total balance of loan operations, R$389,063,079 thousand (December 31, 2022 – R$434,935,659 thousand) refers to operations without guarantees.

Schedule of financial exposure trading portfolio
Risk factors	R$ thousands
	On December 31, 2023		On December 31, 2022
	Assets	Liabilities	Assets	Liabilities
Fixed rates	74,840,828	56,337,018	35,805,135	30,863,080
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	14,938,784	10,822,907	5,054,212	4,950,999
Exchange coupon	1,195,092	963,862	602,486	698,161
Foreign Currency	6,263,810	6,391,302	2,890,254	3,038,402
Equities	7,549,052	5,926,077	4,637,904	4,642,523
Sovereign/Eurobonds and Treasuries	8,664,699	7,497,824	5,812,825	5,275,743
Other	1,735,873	400,706	1,262,258	734,094
Total	115,188,138	88,339,696	56,065,074	50,203,002

Schedule of trading portfolio net of tax effects
Risk factors	R$ thousands
	On December 31, 2023	On December 31, 2022
Fixed rates	3,010	1,498
IGPM/IPCA	7,671	3,629
Exchange coupon	311	38
Foreign Currency	2,507	1,854
Sovereign/Eurobonds and Treasuries	2,003	1,964
Equities	3,283	3,524
Other	2,340	1,439
Correlation/diversification effect	(13,657)	(8,252)
VaR at the end of the year	7,468	5,694

Average VaR in the year	14,916	9,391
Minimum VaR in the year	4,982	4,661
Maximum VaR in the year	45,150	16,355

Schedule of VaR internal model based on regulatory portfolio
Risk factors	R$ thousands
	On December 31, 2023		On December 31, 2022
	VaR	Stressed	VaR	Stressed
Interest rate	22,441	79,660	14,475	42,853
Exchange rate	12,780	7,654	55,174	46,165
Commodity price (Commodities)	1,188	1,385	1,968	4,165
Equities	6,334	4,904	8,114	7,639
Correlation/diversification effect	12,569	(8,333)	(16,641)	(30,723)
VaR at the end of the year	55,312	85,270	63,090	70,099

Average VaR in the year	66,143	121,567	46,747	79,158
Minimum VaR in the year	26,739	54,047	33,170	41,474
Maximum VaR in the year	156,329	287,868	83,049	192,318

Schedule of possible loss of the trading book in a stress scenario
	R$ thousands
	On December 31, 2023	On December 31, 2022
At the end of the year	148,016	77,668
Average in the year	191,400	118,174
Minimum in the year	94,289	53,384
Maximum in the year	318,578	265,347

Schedule of sensitivity analysis based on trading portfolio
		R$ thousands
		Trading Portfolio (1)
		Scenarios
		On December 31, 2023			On December 31, 2022
		1	2	3	1	2	3
Interest rate in Reais (2)	Exposure subject to variations in fixed interest rates and interest rate coupons	(25)	(14,760)	(27,497)	(63)	(21,058)	(41,285)
Price indexes	Exposure subject to variations in price index coupon rates	(3,861)	(130,968)	(266,123)	(3,129)	(51,918)	(110,853)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(18)	(2,783)	(5,489)	(2)	(339)	(670)
Foreign currency	Exposure subject to exchange rate variations	1,507	37,669	75,338	800	20,000	40,000
Equities	Exposure subject to variation in stock prices	1,188	29,696	59,392	(130)	(3,256)	(6,512)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	128	8,831	15,365	42	3,942	7,744
Other	Exposure not classified in other definitions	(94)	(2,341)	(4,683)	(135)	(866)	(1,730)
Total excluding correlation of risk factors		(1,175)	(74,656)	(153,697)	(2,617)	(53,495)	(113,306)
(1)	Values net of taxes; and
(2)	As a reference for the shocks applied to the 1-year vertex, the values were approximately 245 bps and 480 bps (scenarios 2 and 3 respectively) in December 31, 2023 (December 31, 2022 - the values were approximately 326 bps and 633 bps in scenarios 2 and 3 respectively).

Schedule of sensitivity analysis based on trading and banking portfolios
		R$ thousands
		Trading and Banking Portfolios (1)
		Scenarios
		On December 31, 2023			On December 31, 2022
		1	2	3	1	2	3
Interest rate in Reais (2)	Exposure subject to variations in fixed interest rates and interest rate coupons	(2,113)	(845,801)	(1,949,962)	(7,204)	(2,730,345)	(5,582,444)
Price indexes	Exposure subject to variations in price index coupon rates	(20,461)	(2,347,022)	(4,307,241)	(20,236)	(2,290,418)	(4,152,134)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(985)	(112,436)	(216,387)	(1,134)	(135,476)	(259,477)
Foreign currency	Exposure subject to exchange rate variations	(2,212)	(55,293)	(110,585)	8,450	211,248	422,496
Equities	Exposure subject to variation in stock prices	(43,432)	(1,085,794)	(2,171,588)	(33,013)	(825,318)	(1,650,636)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(1,172)	(117,366)	(229,078)	943	(47,166)	(94,368)
Other	Exposure not classified in other definitions	(41)	(1,016)	(2,031)	(158)	(1,432)	(2,862)
Total excluding correlation of risk factors		(70,416)	(4,564,728)	(8,986,872)	(52,352)	(5,818,907)	(11,319,425)
(1)	Values net of taxes; and
(2)	As a reference for the shocks applied to the 1-year vertex, the values were approximately 269 bps and 548 bps (scenarios 2 and 3 respectively) in December 31, 2023 (December 31, 2022 - the values were approximately 346 bps and 675 bps in scenarios 2 and 3 respectively).

Schedule of undiscounted cash flows of financial liabilities
	R$ thousands
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total on December 31, 2023	Total on December 31, 2022

Deposits from banks	241,147,532	36,531,359	19,465,415	19,520,577	3,745,222	320,410,105	264,515,929
Deposits from customers	189,556,676	20,576,205	128,144,743	293,394,821	664,845	632,337,290	646,734,380
Securities issued	8,154,052	7,115,956	28,076,948	181,581,846	12,402,689	237,331,491	241,197,989
Subordinated debts	359,550	27,251	38,807	17,837,966	66,112,436	84,376,010	99,757,706
Insurance contracts liabilities	6,303,440	24,460,384	22,475,002	119,913,107	171,640,289	344,792,222	304,755,965
Other financial liabilities (1)	51,707,772	21,549,168	1,481,813	5,857,103	2,023,676	82,619,532	92,556,433
Total liabilities on December 31, 2023	497,229,022	110,260,323	199,682,728	638,105,420	256,589,157	1,701,866,650
Total liabilities on December 31, 2022	481,726,684	96,975,354	244,069,875	585,833,182	240,913,307		1,649,518,402
(1)	Includes credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, leases and capitalization bonds.

Schedule of derivative financial liabilities
	R$ thousands
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total on December 31, 2023	Total on December 31, 2022

Differential of swaps payable	444,067	317,578	421,464	760,188	1,157,976	3,101,273	3,939,676
Non-deliverable forwards	3,241,700	251,181	310,992	182,367	1,474	3,987,714	3,201,282
• Purchased	376,783	247,822	308,233	175,059	1,474	1,109,371	3,039,260
• Sold	2,864,917	3,359	2,759	7,308	-	2,878,343	162,022
Premiums of options	1,107,497	46,251	718,085	334,731	30,056	2,236,620	841,199
Other	713,571	247,597	294,548	157,324	811	1,413,851	1,357,646
Total of derivative liabilities on December 31, 2023	5,506,835	862,607	1,745,089	1,434,610	1,190,317	10,739,458
Total of derivative liabilities on December 31, 2022	3,512,671	884,329	1,352,818	3,396,269	193,716		9,339,803

Schedule of financial assets and liabilities
	R$ thousands
	Current			Non-current			Total on December 31, 2023	Total on December 31, 2022
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	151,053,972	-	-	-	-	-	151,053,972	122,521,755
Financial assets at fair value through profit or loss (1)	374,453,943	1,036,001	4,409,378	5,215,610	2,483,445	-	387,598,377	301,899,028
Debt instruments at fair value through other comprehensive income	9,981,960	8,922,604	9,651,645	112,979,885	71,313,512	-	212,849,606	215,588,278
Loans and advances to customers, net of impairment	79,862,180	125,889,163	85,193,412	211,664,552	76,892,512	-	579,501,819	602,418,607
Loans and advances to financial institutions, net of impairment	167,593,734	29,616,018	6,202,321	1,690,586	-	-	205,102,659	122,488,329
Securities, net of provision for expected losses	1,874,673	10,837,091	13,996,290	108,111,315	40,387,708	-	175,207,077	211,611,074
Other financial assets (2)	45,052,682	814,237	301,437	7,004,073	3,786,431	-	56,958,860	65,705,559
Total financial assets on December 31, 2023	829,873,144	177,115,114	119,754,483	446,666,021	194,863,608	-	1,768,272,370
Total financial assets on December 31, 2022	679,582,545	173,811,482	125,617,929	469,242,326	193,978,348	-		1,642,232,630

Liabilities
Financial liabilities at amortized cost							-
Deposits from banks	274,817,412	20,631,026	9,836,986	15,310,467	2,826,892	-	323,422,783	281,948,038
Deposits from customers (3)	205,026,524	47,921,784	94,806,013	274,003,401	176,958	-	621,934,680	590,682,206
Securities issued	8,622,895	17,360,738	22,991,898	185,539,132	10,451,595	-	244,966,258	222,257,328
Subordinated debts	357,829	27,067	36,878	14,781,304	20,412,028	14,722,748	50,337,854	52,241,332
Other financial liabilities (4)	51,707,772	21,549,168	1,481,813	5,857,103	2,023,676	-	82,619,532	92,556,433
Financial liabilities at fair value through profit or loss	2,141,968	1,353,693	2,730,211	7,167,783	2,148,565	-	15,542,220	13,341,324
Other financial instruments with credit risk exposure							-
Loan Commitments	-	-	-	2,274,316	-	-	2,274,316	2,997,091
Financial guarantees	123,748	-	-	1,078,866	-	-	1,202,614	1,768,949
Liabilities of insurance contracts (3)	302,553,538	-	-	42,238,684	-	-	344,792,222	304,755,965
Total financial liabilities on December 31, 2023	845,351,686	108,843,476	131,883,799	548,251,056	38,039,714	14,722,748	1,687,092,479
Total financial liabilities on December 31, 2022	774,863,285	127,641,119	163,015,580	436,825,712	46,079,740	14,123,230		1,562,548,666
(1)	Financial assets at fair value through profit or loss that are not derivatives are classified within a period of up to one year.
(2)	Includes, primarily, foreign exchange operations, debtors for guarantee deposits and trading and intermediation of values;
(3)	Demand deposits, savings deposits and insurance contract liabilities, represented by “VGBL” and “PGBL” products, are classified within 1 to 30 days, without considering the historical average turnover; and
(4)	Primarily includes credit card operations, foreign exchange operations, trading and intermediation of securities, financial leasing and capitalization plans.

Schedule of current and non-current assets and liabilities
	R$ thousands
	Current	Non-current	Total on December 31, 2023	Total on December 31, 2022
Assets
Total financial assets	1,126,742,741	641,529,629	1,768,272,370	1,642,232,630
Non-current assets held for sale	1,328,530	-	1,328,530	1,236,931
Investments in associated companies	-	9,616,840	9,616,840	8,970,513
Property and equipment	-	11,118,009	11,118,009	11,971,122
Intangible assets and goodwill	-	22,107,146	22,107,146	18,799,813
Current income and other tax assets	4,792,051	8,171,967	12,964,018	14,440,840
Deferred income tax assets	12,492,585	80,026,339	92,518,924	84,214,585
Other assets	8,298,254	1,299,158	9,597,412	10,422,358
Total non-financial assets	26,911,420	132,339,459	159,250,879	150,056,162
Total assets on December 31, 2023	1,153,654,161	773,869,088	1,927,523,249
Total assets on December 31, 2022	1,017,874,979	774,413,813		1,792,288,792

Liabilities
Total financial liabilities	836,764,249	850,328,230	1,687,092,479	1,562,548,666
Other provisions	3,753,085	18,584,759	22,337,844	22,647,973
Current income tax liabilities	1,546,656	-	1,546,656	1,593,037
Deferred income tax liabilities	210,623	1,396,904	1,607,527	1,633,292
Other liabilities	45,723,436	2,201,183	47,924,619	43,854,987
Total non-financial liabilities	51,233,800	22,182,846	73,416,646	69,729,289
Total shareholders´equity	-	167,014,124	167,014,124	160,010,837
Total shareholders´ equity and liabilities on December 31, 2023	887,998,049	1,039,525,200	1,927,523,249
Total shareholders´ equity and liabilities on December 31, 2022	897,505,729	894,783,063		1,792,288,792

Schedule of financial assets and liabilities measured at fair value
	R$ thousands
	On December 31, 2023
	Level 1	Level 2	Level 3	Fair Value
Financial assets at fair value through profit or loss	315,355,048	56,028,649	801,331	372,185,028
Brazilian government bonds	277,460,786	5,125,479	1	282,586,266
Corporate debt and marketable equity securities	25,063,901	10,392,525	801,330	36,257,756
Bank debt securities	3,334,171	40,510,645	-	43,844,816
Mutual funds	9,323,075	-	-	9,323,075
Foreign governments securities	118,948	-	-	118,948
Brazilian government bonds issued abroad	54,167	-	-	54,167
Derivatives	(1,840,440)	2,087,979	(376,410)	(128,871)
Derivative financial instruments (assets)	3,939,198	11,321,165	152,986	15,413,349
Derivative financial instruments (liabilities)	(5,779,638)	(9,233,186)	(529,396)	(15,542,220)
Debt instruments at fair value through other comprehensive income	206,067,520	5,218,058	1,564,028	212,849,606
Brazilian government bonds	183,192,342	-	16,606	183,208,948
Corporate debt securities	1,138,187	231,779	-	1,369,966
Bank debt securities	1,087,286	4,986,279	307,793	6,381,358
Brazilian government bonds issued abroad	6,670,043	-	-	6,670,043
Foreign governments securities	7,404,755	-	-	7,404,755
Mutual funds	2,282,963	-	-	2,282,963
Marketable equity securities and other stocks	4,291,944	-	1,239,629	5,531,573
Total	519,582,128	63,334,686	1,988,949	584,905,763

	R$ thousands
	On December 31, 2022
	Level 1	Level 2	Level 3	Fair Value
Financial assets at fair value through profit or loss	237,380,615	47,559,444	700,473	285,640,532
Brazilian government bonds	204,934,195	5,604,251	2	210,538,448
Corporate debt and marketable equity securities	18,223,185	9,290,575	700,471	28,214,231
Bank debt securities	1,427,286	32,664,618	-	34,091,904
Mutual funds	12,025,851	-	-	12,025,851
Foreign governments securities	656,270	-	-	656,270
Brazilian government bonds issued abroad	113,828	-	-	113,828
Derivatives	(1,526,269)	4,978,274	(534,833)	2,917,172
Derivative financial instruments (assets)	3,414,581	12,734,059	109,856	16,258,496
Derivative financial instruments (liabilities)	(4,940,850)	(7,755,785)	(644,689)	(13,341,324)
Debt instruments at fair value through other comprehensive income	203,732,788	10,435,808	1,419,682	215,588,278
Brazilian government bonds	177,149,932	-	21,318	177,171,250
Corporate debt securities	1,470,115	1,780,215	289,114	3,539,444
Bank debt securities	3,287,386	3,121,090	-	6,408,476
Brazilian government bonds issued abroad	9,337,317	-	-	9,337,317
Foreign governments securities	6,875,135	-	-	6,875,135
Mutual funds	1,602,576	-	-	1,602,576
Marketable equity securities and other stocks	4,010,327	5,534,503	1,109,250	10,654,080
Total	439,587,134	62,973,526	1,585,322	504,145,982

Schedule of derivative financial instruments measured at fair value
	R$ thousands
	Financial assets at fair value through profit or loss	Debt instruments at fair value through other comprehensive income	Assets Derivative	Liabilities Derivatives	Total

On December 31, 2021	478,305	1,415,829	179,504	(530,951)	1,542,687
Included in profit or loss	193,266	(3,746)	-	-	189,520
Included in other comprehensive income	-	258,315	-	-	258,315
Acquisitions	198,748	119,825	-	(113,738)	204,835
Write-offs	(70,545)	(279,597)	(69,648)	-	(419,790)
Transfers to other levels (1)	(99,301)	(90,944)	-	-	(190,245)
On December 31, 2022	700,473	1,419,682	109,856	(644,689)	1,585,322

On December 31, 2022	700,473	1,419,682	109,856	(644,689)
Included in profit or loss	117,985	26,923	-	-	144,908
Included in other comprehensive income	-	197,493	-	-	197,493
Acquisitions	36,456	-	43,130	-	79,586
Write-offs	(53,583)	(80,070)	-	115,293	(18,360)
Transfers to other levels (1)	-	-	-	-	-
On December 31, 2023	801,331	1,564,028	152,986	(529,396)	1,988,949
(1)	These securities were reclassified between levels 2 and 3, as there was an increase in credit risk and the spread curve has unobservable parameters. When there is a reduction in this credit risk, the securities are transferred from level 3 to level 2.

Schedule of consolidated statement of income for Level 3 assets and liabilities
	R$ thousands
	Financial assets at fair value through profit or loss	Debt instruments at fair value through other comprehensive income	Total

Interest and similar income	17,960	(3,770)	14,190
Net trading gains/(losses) realized and unrealized	175,306	258,339	433,645
Total on December 31, 2022	193,266	254,569	447,835

Interest and similar income	12,312	26,923	39,235
Net trading gains/(losses) realized and unrealized	105,673	197,493	303,166
Total on December 31, 2023	117,985	224,416	342,401

Schedule of sensitivity analysis for financial assets
	R$ thousands
	On December 31, 2023
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	-	-	-	(3)	(622)	(1,181)
Price indexes	-	-	-	(106)	(13,739)	(25,648)
Exchange coupon	-	-	-	(2)	(308)	(603)
Foreign currency	-	-	-	106	2,656	5,312
Equities	3,966	99,152	198,303	6,695	167,386	334,772

	R$ thousands
	On December 31, 2022
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	-	-	-	(5)	(1,098)	(2,058)
Price indexes	-	(15)	(29)	(82)	(11,879)	(22,007)
Exchange coupon	-	-	-	(5)	(665)	(1,293)
Foreign currency	-	-	-	162	4,055	8,110
Equities	3,453	86,317	172,633	5,990	149,743	299,485
(1)	Values net of taxes.

Schedule of financial instruments not measured at fair value
	R$ thousands
	On December 31, 2023
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	205,228,671	-	205,228,671	205,102,659
· Customers	-	-	625,991,386	625,991,386	629,686,699
Securities at amortized cost	64,639,588	104,956,610	8,999,978	178,596,176	180,352,343

Financial liabilities
Deposits from banks	-	-	332,089,303	332,089,303	323,422,783
Deposits from customers	-	-	599,473,510	599,473,510	621,934,680
Securities issued	-	-	226,021,936	226,021,936	244,966,258
Subordinated debt	-	-	52,423,119	52,423,119	50,337,854

	R$ thousands
	On December 31, 2022
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	122,538,967	-	122,538,967	122,488,329
· Customers	-	-	650,606,365	650,606,365	663,303,328
Securities at amortized cost	100,636,000	98,998,877	9,728,838	209,363,715	214,651,905

Financial liabilities
Deposits from banks	-	-	282,146,097	282,146,097	281,948,038
Deposits from customers	-	-	591,820,200	591,820,200	590,682,206
Securities issued	-	-	213,546,452	213,546,452	222,257,328
Subordinated debt	-	-	53,842,376	53,842,376	52,241,332
(1)	The amounts of loans and advances are presented net of the allowance for impairment losses.

Schedule of risk concentration
Insurance Liabilities	R$ thousands
	On December 31
	2023			2022
	Gross	Reinsurance	Net of tax	Gross	Reinsurance	Net of tax
Non-Life	20,413,602	32,606	20,380,996	22,346,065	24,660	22,321,405
Life	268,521,941	-	268,521,941	304,335,063	-	304,335,063
Health (Health and Dental)	3,136,199	9,804	3,126,395	3,201,521	10,221	3,191,300
Pension plan	12,384,586	-	12,384,586	14,656,772	-	14,656,772

Schedule of sensitivity test substantially for pension portfolio

On December 31, 2023 - R$ thousand
Interest Rate - Variation of -5% (*)	Increases in the insurance liabilities
Life	22,319,470
Pension Plans	304,289,046

(*)	There was a change in the methodology in relation to the previous publication, so that in order to more adequately reflect the risk of the interest rate, it now only affects the projected profitability of the balances and does not affect the bottom-up rate, used to discount cash flows.

On December 31, 2023 - R$ thousand
Conversion into Income - variation of + 5	Increases in the insurance liabilities
Pension Plans	304,400,582

On December 31, 2023 - R$ thousand
Longevity (Improvement) - Variation of +0,2%	Increases in the insurance liabilities
Life	22,298,444
Pension Plans	304,502,134

Schedule of result if there was an increase in the loss ratio
Loss ratio - increase of 1%	R$ thousands
	Gross of reinsurance		Net of reinsurance
	On December 31, 2023	On December 31, 2022	On December 31, 2023	On December 31, 2022
Non-Life	(54,511)	(42,995)	(54,324)	(42,811)
Life	(34,000)	(32,770)	(33,811)	(32,636)
Health (Health and Dental)	(200,709)	(167,181)	(200,709)	(167,181)